NATURE OF OPERATIONS AND BASIS OF PRESENTATION	10 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION

1.	NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Organization and Description of Business

Zoar Limited (formerly Dr Ashleys Limited) (“Zoar” or the “Company”), a Cayman Islands exempted company limited by shares, was formed on June 6, 2025, for the purpose of becoming the ultimate parent company following the transactions contemplated in a merger and share exchange agreement (the “Merger Agreement”) entered into on June 21,2025, by the Company, Impact Biomedical Inc. (“Impact”), Zoar Nevada Sub Limited (formerly Dr Ashleys Nevada Sub Inc.) (“Merger Sub”), a wholly owned subsidiary of the Company, Zoar Labs Limited (formerly Dr Ashleys Bio Labs Limited) (“Holdco”) and Kanans Visvanats, the sole shareholder of the Holdco (“DA Shareholder”). See Note 5. Commitments and Contingencies for details. The Company’s legal headquarters is 4th Floor, Harbour Place, 103 South Church Street, P.O. Box 10240, Grand Caymans KYI – 1002, Cayman Islands.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Zoar Limited (formerly Dr Ashleys Limited) (the “Parent”) and its wholly owned subsidiary, Merger Sub (collectively the “Company”). Merger Sub became a wholly owned subsidiary of the Parent on June 10, 2025, upon the allotment of its sole outstanding share to the Parent.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany balances and transactions between the Parent and Merger Sub have been eliminated in consolidation.